Income Taxes - Reconciliation of U.S. Federal Statutory Rate (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. statutory rate	(21.00%)	(35.00%)	(35.00%)	(35.00%)
Change in valuation allowance		(116.90%)	(5.40%)	14.90%
State income taxes, net of federal benefit		(5.20%)	(1.20%)	(0.70%)
Share-based compensation		8.30%	2.60%	2.70%
International tax rate differential		(6.70%)	(6.40%)	(5.50%)
Foreign dividend income		48.10%	1.00%	12.40%
Unremitted foreign earnings		(35.60%)	22.00%
Foreign capital gain income				3.60%
Reserve for tax contingencies			(0.20%)	0.10%
Expiration of un-utilized tax credits		1.50%		10.40%
Unrealized gain on investments			30.70%
Change in tax rate		52.40%
Other		(2.60%)	(1.50%)	1.20%
Income tax provision		(91.70%)	6.60%	4.10%